Information About Geographical Areas and Products - Revenue and Non-current Assets by Geography (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [Line Items]
Revenue		₩ 26,615,347	₩ 21,330,819	₩ 26,151,781
Revenue included in forward exchange hedging loss	[1],[2]			26,364,737
Property, plant and equipment		17,202,873	20,200,332	20,946,933
Intangible assets		1,558,407	1,773,955	1,752,957
Investment property		27,911	32,995	28,269
Domestic [member]
Disclosure of geographical areas [Line Items]
Revenue		1,007,200	633,529	678,246	[2]
Property, plant and equipment		11,913,201	13,583,136
Intangible assets		1,485,876	1,683,116
Investment property		27,911	32,995
China [member]
Disclosure of geographical areas [Line Items]
Revenue		18,150,480	14,704,357	17,434,407	[2]
Property, plant and equipment		2,099,653	3,358,395
Intangible assets		16,792	32,009
Vietnam [member]
Disclosure of geographical areas [Line Items]
Property, plant and equipment		3,181,152	3,244,729
Intangible assets		41,574	31,472
Other countries [member]
Disclosure of geographical areas [Line Items]
Property, plant and equipment		8,867	14,072
Intangible assets		14,165	27,358
Foreign countries [member]
Disclosure of geographical areas [Line Items]
Revenue		25,608,147	20,697,290	25,686,491	[2]
Property, plant and equipment		5,289,672	6,617,196
Intangible assets		72,531	90,839
Asia (excluding China) [member]
Disclosure of geographical areas [Line Items]
Revenue		3,228,369	2,397,980	2,796,648	[2]
North America [Member]
Disclosure of geographical areas [Line Items]
Revenue		2,282,754	2,079,628	3,078,924	[2]
Europe [Member]
Disclosure of geographical areas [Line Items]
Revenue		₩ 1,946,544	₩ 1,515,325	₩ 2,376,512	[2]

[1]	Revenue for 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.
[2]	Revenue for 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.